Note Payable to Bank (Details - Debt maturities)	Sep. 30, 2021 USD ($)
Debt Disclosure [Abstract]
2021	$ 3,205
2022	12,819
2023	12,819
2024	12,819
2025	12,819
Thereafter	6,410
Total payments	60,892
Less current portion	12,819
Debt maturity, noncurrent	$ 48,073